Note 5 - Acquisitions (Details) - Pro Forma Consolidated Financial Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss
As reported	$ (21,246)	$ (35,596)	$ (54,198)
Net loss applicable to common shareholders
As reported	$ (96,912)	(65,171)	(158,232)
Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Total Revenues
As reported		12,077	7,140
Pro forma		19,345	16,624
Operating Loss
As reported		(35,596)	(54,198)
Pro forma		(34,810)	(53,966)
Net loss applicable to common shareholders
As reported		(100,223)	(158,232)
Pro forma		(92,518)	(158,464)
Net loss per share applicable to common shareholders
As reported		(392)	(79,116,000)
Pro forma		(360)	(79,232,000)
Depreciation Expense		$ (392)	$ (114)